Fund Summary
Franklin Flex Cap Growth Fund
Investment Goal
Capital appreciation.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 98 in the Fund's Prospectus and under “Buying and Selling Shares” on page 51 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Franklin Flex Cap Growth Fund	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	none	none	none
[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Flex Cap Growth Fund	Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	0.26%	0.26%	0.26%	0.02%	0.26%
Expenses (as a percentage of Assets)	0.97%	1.72%	1.22%	0.48%	0.72%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Flex Cap Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	668	866	1,080	1,696
Class C	275	542	933	2,030
Class R	124	387	670	1,477
Class R6	49	154	269	604
Advisor Class	74	230	401	894

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Flex Cap Growth Fund Class C	175	542	933	2,030

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41.08% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation. The equity securities in which the Fund invests are predominantly common stock.

The Fund has the flexibility to invest in companies located, headquartered, or operating inside and outside the United States, across the entire market capitalization spectrum from small, emerging growth companies to well-established, large-cap companies. A significant to substantial portion of the Fund's investments may be in smaller and mid-size companies.

In evaluating sector (broad industry) weightings in the Fund's investment portfolio, the investment manager considers, but may deviate from, the relative weightings of sectors in the Russell 3000® Growth Index. Consequently, the Fund is likely to have significant positions in particular sectors such as technology (including electronic technology, technology services, biotechnology and healthcare technology).

The investment manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the investment manager looks for companies that it believes can produce sustainable earnings and cash flow growth, evaluating the long term market opportunity and competitive structure of an industry to target leaders and emerging leaders. In assessing value, the investment manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q1'12	16.37%
Worst Quarter:	Q4'08	-22.29%
As of June 30, 2014, the Fund's year-to-date return was 4.53%.

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2013
Average Annual Total Returns Franklin Flex Cap Growth Fund	Label	1 Year	5 Years	10 Years
S&P 500® Index		32.39%	17.94%	7.40%
Russell 3000® Growth Index		34.23%	20.56%	7.95%
Russell 1000® Growth Index		33.48%	20.39%	7.82%
Class A	Return Before Taxes	29.29%	16.24%	7.13%
Class A After Taxes on Distributions		24.90%	15.18%	6.61%
Class A After Taxes on Distributions and Sales		19.79%	13.14%	5.78%
Class C		35.16%	16.74%	6.96%
Class R		36.83%	17.33%	7.50%
Advisor Class		37.52%	17.92%	8.02%

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Focused Core Equity Fund
Investment Goal
Capital appreciation.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 98 in the Fund's Prospectus and under “Buying and Selling Shares” on page 51 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Franklin Focused Core Equity Fund	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	none	none	none
[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Focused Core Equity Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.30%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.48%	0.48%	0.48%	1.33%	0.48%
Expenses (as a percentage of Assets)		1.73%	2.43%	1.93%	2.28%	1.43%
Fee Waiver or Reimbursement	[2]	(0.43%)	(0.43%)	(0.43%)	(1.48%)	(0.43%)
Net Expenses (as a percentage of Assets)		1.30%	2.00%	1.50%	0.80%	1.00%
[1]	Other expenses and acquired fund fees and expenses are based upon estimated amounts for the current fiscal year.
[2]	Management has contractually agreed to waive or assume certain fees and expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 1.00% (other than certain non-routine expenses), until August 31, 2015. The “Fee waiver and/or expense reimbursement” and “Total annual Fund operating expenses after fee waiver and/or expense reimbursement” information in the table above has been restated to reflect the current contractual fee waiver and/or expense reimbursement agreement. Pursuant to a previous contractual fee waiver and/or expense reimbursement agreement, the actual "Total annual Fund operating expenses after fee waiver and/or expense reimbursement" for the fiscal year ending April 30, 2014 were 1.22% for Class A shares, 1.92% for Class C shares, 1.42% for Class R shares, 0.77% for Class R6 shares and 0.92% for Advisor Class shares. Management also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Focused Core Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	700	1,049	1,422	2,465
Class C	303	717	1,257	2,734
Class R	153	564	1,002	2,219
Class R6	82	570	1,085	2,500
Advisor Class	102	410	741	1,676

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Focused Core Equity Fund Class C	203	717	1,257	2,734

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43.30% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. The Fund invests primarily to predominantly in equity securities of large capitalization companies, which are companies similar in size to those in the S&P 500® Index. The equity securities in which the Fund invests are predominantly common stock.

The Fund generally seeks to maintain a portfolio consisting of securities of approximately 20-50 companies. Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors such as information technology and financial services. The Fund also may invest a portion of its total assets in foreign securities.

The investment manager is a research-driven, "bottom-up" fundamental investor. The investment manager’s investment approach is opportunistic and contrarian, and it seeks to identify mis-priced companies using fundamental analysis. The investment manager seeks to take advantage of price dislocations that result from the market’s short term focus and chooses to invest in those companies that, in its opinion, offer the best trade-off between growth opportunity, business and financial risk, and valuation.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Core Style Investing

The Fund may have investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur. In addition, since the Fund has a fairly concentrated portfolio and invests in a relatively smaller number of companies, the Fund is subject to additional risks such as the risk that poor performance by several companies could adversely affect Fund performance more than would be the case for a fund that holds a larger number of companies.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	20.89%
Worst Quarter:	Q4'08	-26.92%
As of June 30, 2014, the Fund's year-to-date return was 11.77%.

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2013
Average Annual Total Returns Franklin Focused Core Equity Fund	Label	1 Year	5 Years	Since Inception	Inception Date
S&P 500® Index		32.39%	17.94%	5.96%
Class A	Return Before Taxes	28.48%	19.11%	4.97%	Dec. 13, 2007
Class A After Taxes on Distributions		27.97%	18.71%	4.61%	Dec. 13, 2007
Class A After Taxes on Distributions and Sales		16.51%	15.61%	3.86%	Dec. 13, 2007
Class C		34.44%	19.66%	5.27%	Dec. 13, 2007
Class R		36.04%	20.20%	5.76%	Dec. 13, 2007
Advisor Class		36.91%	20.87%	6.31%	Dec. 13, 2007

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Growth Opportunities Fund
Investment Goal
Capital appreciation.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 98 in the Fund's Prospectus and under “Buying and Selling Shares” on page 51 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Franklin Growth Opportunities Fund	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	none	none	none
[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Growth Opportunities Fund	Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and Service (12b-1) Fees	0.30%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	0.20%	0.20%	0.20%	0.04%	0.20%
Expenses (as a percentage of Assets)	1.17%	1.87%	1.37%	0.71%	0.87%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Growth Opportunities Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	687	925	1,182	1,914
Class C	290	588	1,011	2,190
Class R	139	434	750	1,646
Class R6	73	227	395	883
Advisor Class	89	278	482	1,073

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Growth Opportunities Fund Class C	190	588	1,011	2,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36.64% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests predominantly in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential as compared with the overall economy. The Fund normally invests predominantly in equity securities, primarily to predominantly common stock.

A significant portion of the Fund's investments may be in smaller and midsize companies. The Fund, from time to time, may have significant positions in particular sectors, such as technology and healthcare.

The investment manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the investment manager looks for companies that it believes can produce sustainable earnings and cash flow growth, evaluating the long term market opportunity and competitive structure of an industry to target leaders and emerging leaders. In assessing value, the investment manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'10	16.91%
Worst Quarter:	Q4'08	-21.07%
As of June 30, 2014, the Fund's year-to-date return was 3.53%.

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2013
Average Annual Total Returns Franklin Growth Opportunities Fund	Label	1 Year	5 Years	10 Years
S&P 500® Index		32.39%	17.94%	7.40%
Russell 3000® Growth Index		34.23%	20.56%	7.95%
Class A	Return Before Taxes	31.62%	19.64%	9.46%
Class A After Taxes on Distributions		30.83%	19.16%	9.24%
Class A After Taxes on Distributions and Sales		18.50%	16.11%	7.82%
Class C		37.62%	20.22%	9.34%
Class R		39.34%	20.82%	9.89%
Advisor Class		40.04%	21.42%	10.44%

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Small Cap Growth Fund
Investment Goal
Long-term capital growth.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 98 in the Fund's Prospectus and under “Buying and Selling Shares” on page 51 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Franklin Small Cap Growth Fund	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	none	none	none
[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Small Cap Growth Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees		0.30%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):		0.22%	0.22%	0.22%	0.04%	0.22%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	[1]	1.22%	1.92%	1.42%	0.74%	0.92%
Fee Waiver or Reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)	[1]	1.21%	1.91%	1.41%	0.73%	0.91%
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Small Cap Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	691	939	1,206	1,967
Class C	294	602	1,036	2,243
Class R	144	448	776	1,702
Class R6	75	236	411	918
Advisor Class	93	292	508	1,131

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Small Cap Growth Fund Class C	194	602	1,036	2,243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40.35% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of small cap companies. The equity securities in which the Fund invests are predominantly common stock. For this Fund, small cap companies are companies with market capitalizations not exceeding (i) $1.5 billion or (ii) the highest market capitalization in the Russell 2000® Index, whichever is greater, at the time of purchase.

In addition to the Fund's main investments, the Fund may invest in equity securities of larger companies. The Fund, from time to time, may have significant positions in particular sectors such as information technology and healthcare.

The investment manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the investment manager looks for companies that it believes can produce sustainable earnings and cash flow growth, evaluating the long term market opportunity and competitive structure of an industry to target leaders and emerging leaders. In assessing value, the investment manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Smaller Companies

Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Liquidity

From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	25.76%
Worst Quarter:	Q4'08	-25.33%
As of June 30, 2014, the Fund's year-to-date return was 6.15%.

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2013
Average Annual Total Returns Franklin Small Cap Growth Fund	Label	1 Year	5 Years	10 Years
S&P 500® Index		32.39%	17.94%	7.40%
Russell 2000® Growth Index		43.30%	22.58%	9.40%
Class A	Return Before Taxes	45.60%	25.50%	9.18%
Class A After Taxes on Distributions		44.21%	25.16%	8.50%
Class A After Taxes on Distributions and Sales		26.60%	21.13%	7.45%
Class C		52.45%	26.14%	9.03%
Class R		54.25%	26.79%	9.58%
Advisor Class		55.05%	27.40%	10.13%

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Small-Mid Cap Growth Fund
Investment Goal
Long-term capital growth.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 98 in the Fund's Prospectus and under “Buying and Selling Shares” on page 51 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Franklin Small-Mid Cap Growth Fund	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	none	none	none
[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Small-Mid Cap Growth Fund	Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	0.25%	0.25%	0.25%	0.01%	0.25%
Expenses (as a percentage of Assets)	0.96%	1.71%	1.21%	0.47%	0.71%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Small-Mid Cap Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	667	863	1,075	1,685
Class C	274	539	928	2,019
Class R	123	384	665	1,466
Class R6	48	151	263	591
Advisor Class	73	227	395	883

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Small-Mid Cap Growth Fund Class C	174	539	928	2,019

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40.82% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of small-capitalization (small-cap) and mid-capitalization (mid-cap) companies. For this Fund, small-cap companies are companies within the market capitalization range of companies in the Russell 2500™ Index, at the time of purchase, and mid-cap companies are companies within the market capitalization range of companies in the Russell Midcap® Index, at the time of purchase. Under normal market conditions, the Fund invests predominantly in equity securities, predominantly in common stock.

The Fund, from time to time, may have significant positions in particular sectors such as technology (including healthcare technology, technology services and electronic technology) and healthcare.

The investment manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the investment manager looks for companies that it believes can produce sustainable earnings and cash flow growth, evaluating the long term market opportunity and competitive structure of an industry to target leaders and emerging leaders. In assessing value, the investment manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Liquidity

From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	17.32%
Worst Quarter:	Q4'08	-26.27%
As of June 30, 2014, the Fund's year-to-date return was 5.22%.

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2013
Average Annual Total Returns Franklin Small-Mid Cap Growth Fund	Label	1 Year	5 Years	10 Years
S&P 500® Index		32.39%	17.94%	7.40%
Russell Midcap® Growth Index		35.74%	23.38%	9.77%
Class A	Return Before Taxes	30.61%	20.40%	8.12%
Class A After Taxes on Distributions		26.39%	19.10%	7.15%
Class A After Taxes on Distributions and Sales		20.15%	16.72%	6.67%
Class C		36.51%	20.91%	7.95%
Class R		38.25%	21.52%	8.49%
Advisor Class		38.94%	22.13%	9.04%

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Biotechnology Discovery Fund
Investment Goal
Capital appreciation.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 52 in the Fund's Prospectus and under “Buying and Selling Shares” on page 55 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Franklin Biotechnology Discovery Fund	Class A		Class C		Class R6	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%		none	[1]	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[2]	1.00%	[1]	none	none
[1]	The Fund began offering Class C shares on March 4, 2014.
[2]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Biotechnology Discovery Fund		Class A	Class C	Class R6	Advisor Class
Management Fees (as a percentage of Assets)	[1]	0.59%	0.59%	0.59%	0.59%
Distribution and Service (12b-1) Fees		0.30%	1.00%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.21%	0.21%	0.04%	0.21%
Expenses (as a percentage of Assets)	[2]	1.10%	1.80%	0.63%	0.80%
[1]	Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement, effective May 1, 2014. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.
[2]	The Fund began offering Class C shares on March 4, 2014. Total annual Fund operating expenses are annualized.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Biotechnology Discovery Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	681	905	1,146	1,838
Class C	283	566	975	2,116
Class R6	64	202	351	786
Advisor Class	82	255	444	990

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Biotechnology Discovery Fund Class C	183	566	975	2,116

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48.70% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of biotechnology companies and discovery research firms. The Fund predominantly invests in equity securities, primarily common stock. For the Fund’s investment purposes, a biotechnology company or discovery research firm is one that has at least 50% of its earnings derived from biotechnology activities, or at least 50% of its assets devoted to such activities, based on the company’s most recent fiscal year. Biotechnology activities are research, development, manufacture, and distribution of various biotechnological or biomedical products, services, and processes. This may include companies involved with genomics, genetic engineering, and gene therapy. It also includes companies involved in the application and development of biotechnology in areas such as health care, pharmaceuticals, and agriculture. In addition to its investments in biotechnology companies, the Fund may also invest up to 20% of its net assets in equity or debt securities of any type of foreign or U.S. issuer. The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund may invest a substantial portion of its assets in equity securities of smaller capitalization companies, which are generally companies with market capitalizations of less than $1.5 billion at the time of the Fund’s investment.

The Fund anticipates that, under normal conditions, it will invest more of its assets in U.S. securities than in securities of any other single country. It is currently anticipated that the Fund’s investments in foreign securities will not exceed 20% of its total assets. The Fund may buy foreign securities that are traded in the U.S. or in foreign markets, as well as American, European, and Global Depositary Receipts.

The investment manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the investment manager seeks companies that have identifiable drivers of future earnings growth and that present, in the investment manager's opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Biotechnology Industry

The biotechnology industry is affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. In addition, this industry is characterized by competition and rapid technological developments which may make a company’s products or services obsolete in a short period of time. In the past, the biotechnology sector has experienced considerable volatility in reaction to research and other business developments which may affect only one, or a few companies within the sector. The market values of investments in the biotechnology industry are often based upon speculation and expectations about future products, research progress, and new product filings with regulatory authorities. In addition, compared to more developed industries, there may be a thin trading market in biotechnology securities.

Concentration

By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Smaller Companies

Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Non-Diversification

Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

The Fund is not managed to track a benchmark. Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark. Conversely, if the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'13	24.98%
Worst Quarter:	Q1'05	-15.75%
As of June 30, 2014, the Fund's year-to-date return was 9.85%.

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2013
Average Annual Total Returns Franklin Biotechnology Discovery Fund	Label	1 Year	5 Years	10 Years
S&P 500® Index		32.39%	17.94%	7.40%
NASDAQ Biotechnology Index		65.61%	26.57%	12.58%
Class A	Return Before Taxes	58.95%	23.92%	12.30%
Class A After Taxes on Distributions		56.11%	22.93%	11.85%
Class A After Taxes on Distributions and Sales		34.91%	19.55%	10.21%
Class C		67.60%	25.36%	12.93%
Advisor Class		69.15%	25.71%	13.11%

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

Historical performance for Class C and Advisor Class shares prior to their inception is based on the performance of Class A shares. Class C and Advisor Class performance has been adjusted to reflect differences in sales charges and 12b-1 expenses (with respect to Class C only) between classes.

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Natural Resources Fund
Investment Goal
High total return. Total return consists of both capital appreciation and current dividend and interest income.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 52 in the Fund's Prospectus and under “Buying and Selling Shares” on page 55 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Franklin Natural Resources Fund	Class A		Class C	Class R6		Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%		none	none	[1]	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[2]	1.00%	none	[1]	none
[1]	The Fund began offering Class R6 shares on September 20, 2013.
[2]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Natural Resources Fund		Class A	Class C	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.48%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees		0.30%	0.99%	none	none
Other Expenses (as a percentage of Assets):		0.29%	0.29%	0.07%	0.29%
Expenses (as a percentage of Assets)		1.07%	1.76%	0.55%	0.77%
Fee Waiver or Reimbursement	[1]	none	none	(0.02%)	none
Net Expenses (as a percentage of Assets)	[1][2]	1.07%	1.76%	0.53%	0.77%
[1]	The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.01%, until at least August 31, 2015. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.
[2]	The Fund began offering Class R6 shares on September 20, 2013. Total annual Fund operating expenses are annualized.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Natural Resources Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	678	896	1,131	1,806
Class C	279	554	954	2,073
Class R6	54	174	305	687
Advisor Class	79	246	428	954

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Natural Resources Fund Class C	179	554	954	2,073

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21.03% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity and debt securities of companies in the natural resources sector. The Fund predominantly invests in equity securities, primarily common stock. For the Fund’s investment purposes, the natural resources sector includes companies that own, produce, refine, process, transport and market natural resources and companies that provide related services. The sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, alternative energy sources and environmental services. In addition to its investments in companies in the natural resources sector, the Fund may also invest up to 20% of its net assets in equity or debt securities of any type of foreign or U.S. issuer.

The Fund may invest a portion of its assets in smaller capitalization companies, which are generally companies with market capitalizations of less than $1.5 billion at the time of the Fund’s investment. The Fund anticipates that, under normal conditions, it will invest more of its assets in U.S. securities than in securities of any other single country. The Fund may also buy American Depositary Receipts.

The investment manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the investment manager seeks companies that have identifiable drivers of future earnings growth and that present, in the investment manager's opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Natural Resources Focus

The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry wide supply and demand factors. In addition, companies in the natural resources sector may be subject to special risks associated with natural or man-made disasters.

Concentration

By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Smaller Companies

Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

The Fund is not managed to track a benchmark. Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark. Conversely, if the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'05	23.70%
Worst Quarter:	Q4'08	-36.13%
As of June 30, 2014, the Fund's year-to-date return was 15.81%.

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2013
Average Annual Total Returns Franklin Natural Resources Fund	Label	1 Year	5 Years	10 Years
S&P 500® Index		32.39%	17.94%	7.40%
S&P North American Natural Resources Index		16.49%	13.45%	11.18%
Class A	Return Before Taxes	3.25%	12.87%	9.86%
Class A After Taxes on Distributions		3.20%	12.64%	9.20%
Class A After Taxes on Distributions and Sales		1.88%	10.30%	8.12%
Class C		7.80%	13.41%	4.60%	[1]
Advisor Class		9.87%	14.54%	10.85%
[1]	Since inception September 1, 2005.

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Strategic Income Fund
Investment Goal
To earn a high level of current income. A secondary goal is capital appreciation over the long term.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 41 in the Fund's Prospectus and under “Buying and Selling Shares” on page 73 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Franklin Strategic Income Fund	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	none	none	none
[1]	There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Strategic Income Fund	Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	0.65%	0.50%	none	none
Other Expenses (as a percentage of Assets):	0.16%	0.16%	0.16%	0.03%	0.16%
Expenses (as a percentage of Assets)	0.86%	1.26%	1.11%	0.48%	0.61%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Strategic Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	509	688	882	1,442
Class C	228	400	692	1,523
Class R	113	353	612	1,352
Class R6	49	154	269	604
Advisor Class	62	196	341	763

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Strategic Income Fund Class C	128	400	692	1,523

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54.11% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 65% of its assets in U.S. and foreign debt securities, including those in emerging markets. Debt securities include all varieties of fixed and floating rate income securities, including bonds, U.S. and foreign government and agency securities, corporate loans (and loan participations), mortgage-backed securities and other asset-backed securities, convertible securities, and municipal securities. The Fund shifts its investments among various classes of debt securities and at any given time may have a substantial amount of its assets invested in any class of debt security.

The Fund may invest up to 100% of its assets in high yield, lower-quality debt securities (also known as "junk bonds"). The below-investment grade debt securities in which the Fund invests are generally rated at least Caa by Moody's or CCC by S&P® or are unrated securities the Fund's investment manager determines are of comparable quality.

The Fund may invest in many different securities issued or guaranteed by the U.S. government or by non-U.S. governments or their respective agencies or instrumentalities, including mortgage-backed securities and inflation-indexed securities issued by the U.S. Treasury.

For purposes of pursuing its investment goals, the Fund regularly enters into various currency-related transactions involving derivative instruments, including currency and cross currency forwards, currency swaps, and currency and currency index futures contracts. The Fund may also enter into interest rate and credit-related transactions involving derivative instruments, including interest rate and credit default swaps and bond/interest rate futures contracts. The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies, interest rates, durations or credit risks. These derivative instruments may be used for hedging purposes, to enhance Fund returns or to obtain exposure to various market sectors.

The investment manager uses a "top-down" analysis of macroeconomic trends combined with a "bottom-up" fundamental analysis of market sectors, industries, and issuers to try to take advantage of varying sector reactions to economic events.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes on the whole are influenced by a number of factors including government policy, inflation expectations and supply and demand. In general, securities with longer maturities are more sensitive to these interest rate changes.

High-Yield Debt Securities

Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans and are subject to greater credit risks than other investments including a greater possibility that the borrower may default or go into bankruptcy.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Variable Rate Securities

Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. If the changes in market rates are substantial, the interest rate on a variable rate security may not reset during a single adjustment period. Lifetime limits on resets may also prevent their rates from adjusting to market rates.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Sovereign Debt Securities

Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

Emerging Market Countries

The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Mortgage-Backed Securities

Mortgage-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage-backed securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage-backed securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Asset-Backed Securities

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Floating Rate Corporate Investments

The floating rate corporate loans and corporate debt securities in which the Fund invests generally have credit ratings below investment grade and may be subject to resale restrictions. Additionally, they are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. Leveraged buyout loans are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. A significant portion of floating rate corporate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics. Covenant lite loans may hinder the Fund’s ability to monitor the performance of the borrower and to protect the value of Fund’s investment in the event of the borrower’s financial difficulties.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security or index, and derivative instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Derivatives also present the risk that the other party to the transaction will fail to perform.

Currency Management Strategies

Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Liquidity

From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The Lipper Multi-Sector Income Funds Classification Average in the table shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	9.70%
Worst Quarter:	Q4'08	-5.72%
As of June 30, 2014, the Fund's year-to-date return was 4.07%.

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2013
Average Annual Total Returns Franklin Strategic Income Fund	Label	1 Year	5 Years	10 Years
Barclays U.S. Aggregate Index		(2.02%)	4.44%	4.55%
Lipper Multi-Sector Income Funds Classification Average		1.94%	10.45%	5.95%
Class A	Return Before Taxes	(1.15%)	9.67%	6.08%
Class A After Taxes on Distributions		(3.21%)	7.49%	3.79%
Class A After Taxes on Distributions and Sales		(0.51%)	6.75%	3.81%
Class C		1.71%	10.16%	6.11%
Class R		2.85%	10.33%	6.27%
Advisor Class		3.45%	10.89%	6.81%

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Global Government Bond Fund
Investment Goal
Total return, consisting of interest income and capital appreciation.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 37 in the Fund's Prospectus and under “Buying and Selling Shares” on page 68 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Franklin Global Government Bond Fund	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	none	none	none
[1]	There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Global Government Bond Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.06%	0.65%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	2.51%	2.51%	2.51%	3.13%	2.51%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		3.23%	3.82%	3.67%	3.79%	3.17%
Fee Waiver or Reimbursement	[1]	(2.65%)	(2.65%)	(2.65%)	(3.27%)	(2.65%)
Net Expenses (as a percentage of Assets)		0.58%	1.17%	1.02%	0.52%	0.52%
[1]	The Fund began offering shares on September 6, 2013. Total annual Fund operating expenses are annualized. Other expenses are based upon estimated amounts for the current fiscal year. Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired Fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed (and could be less than) 0.60% until August 31, 2015. "Total annual Fund operating expenses after fee waiver and/or expense reimbursement" for the fiscal year ending April 30, 2014 were 0.57% for Class A shares, 1.16% for Class C shares, 1.01% for Class R shares, 0.51% for Class R6 shares and 0.51% for Advisor Class. The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.
[2]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Global Government Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	482	1,139	1,820	3,630
Class C	219	922	1,744	3,884
Class R	104	877	1,672	3,751
Class R6	53	855	1,676	3,817
Advisor Class	53	728	1,427	3,291

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Global Government Bond Fund Class C	119	922	1,744	3,884

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.24% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in “government bonds” of issuers located around the world. Government bonds include floating and fixed rate debt securities of any maturity, such as bonds, notes, bills and debentures, issued or guaranteed by governments, government agencies or instrumentalities, including government-sponsored entities, supra-national entities, and public–private partnerships.

Although the Fund may buy bonds rated in any category, it invests predominantly in “investment grade” bonds. These are issues rated in the top four rating categories by at least one independent rating agency, such as Standard & Poor’s (S&P®) or Moody’s Investors Service (Moody’s) or, if unrated, determined by the Fund’s investment manager to be of comparable quality.

Under normal market conditions, the Fund also expects to invest at least 40% of its net assets in foreign securities. The Fund may invest without limit in emerging markets, although the Fund currently intends to limit its emerging market investments to bonds rated investment grade.

The Fund may invest up to 20% of its net assets in other securities, including non-government bonds such as corporate bonds and private mortgage-backed securities.

The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund may use various currency-related transactions involving derivative instruments, including currency forwards, currency futures contracts and currency swaps. The Fund may maintain positions in currency-related derivative instruments primarily as a hedging technique, but also to implement a currency investment strategy. The Fund may also enter into various other transactions involving derivatives, including interest rate/bond futures and swap agreements (which may include interest rate and credit default swaps). These derivative instruments may be used for hedging purposes, to enhance returns, or to obtain net long or net negative (short) exposure to selected currencies, interest rates, countries, durations or credit risks.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Sovereign Debt Securities

Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

Emerging Market Countries

The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes on the whole are influenced by a number of factors including government policy, inflation expectations and supply and demand. In general, securities with longer maturities are more sensitive to these interest rate changes.

Variable rate securities, however, generally will not increase in market value if interest rates decline. Fixed rate debt securities generally are more sensitive to interest rate changes than variable rate securities.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Derivatives also present the risk that the other party to the transaction will fail to perform.

Currency Management Strategies

Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Regional

Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund's assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund's investments.

Non-Diversification

Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

Because the Fund does not yet have a full calendar year of performance, annual total return information is not available and therefore is not presented. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.